Share information and earnings per share - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares issued
Balance at the beginning of the year	3,524,635,722	3,702,422,995	3,859,055,395
Shares issued / (canceled)	(62,548,000)	(177,787,273)	(156,632,400)
Balance at the end of the year	3,462,087,722	3,524,635,722	3,702,422,995
Treasury shares
Balance at the beginning of the year	416,909,010	302,815,328	307,477,002
Acquisitions	138,791,939	359,378,093	214,270,175
Disposals	(64,270,031)	(67,497,138)	(62,299,449)
Cancellation of second trading line treasury shares	62,548,000	177,787,273	(156,632,400)
Balance at the end of the year	253,233,437	416,909,010	302,815,328
Shares outstanding	3,208,854,285	3,107,726,712	3,399,607,667
Basic and diluted earnings
Net profit / (loss) attributable to shareholders	$ 27,849	$ 7,630	$ 7,457
Less: (profit) / loss on own equity derivative contracts	0	0	0
Net profit / (loss) attributable to shareholders for diluted EPS	$ 27,849	$ 7,630	$ 7,457
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	3,152,579,449	3,260,938,561	3,482,963,682
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	143,416,753	136,531,654	144,277,693
Weighted average shares outstanding for diluted EPS	3,295,996,202	3,397,470,215	3,627,241,375
Earnings per share
Basic	$ 8.83	$ 2.34	$ 2.14
Diluted	$ 8.45	$ 2.25	$ 2.06
Potentially dilutive instruments
Employee share-based compensation awards	2,807,589	4,182,799	5,886,945
Other equity derivative contracts	2,831,228	1,690,247	6,553,051
Total	5,638,817	5,873,046	12,439,996
Credit Suisse
Treasury shares
Shares transferred as consideration for the acquisition	(175,649,481)